Segment reporting	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.20, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Note	€m	€m	€m
Profit for the year		192.7	249.8	181.0
Taxation		60.9	71.2	55.7
Net financing costs		86.8	54.4	106.0
Depreciation and amortization		95.0	88.6	71.6
Acquisition purchase price adjustments		—	—	8.4
Exceptional items	7	72.5	48.7	45.3
Other add-backs		27.1	11.7	18.7
Adjusted EBITDA		535.0	524.4	486.7

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €26.1 million (2022: €8.6 million, 2021: €5.8 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €1.0 million (2022: €3.1 million, 2021: €12.9 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
United Kingdom	869.4	806.2	758.3
Germany	397.2	385.4	396.3
Italy	377.8	408.5	417.9
France	209.3	192.4	188.6
Sweden	138.1	149.4	148.1
Croatia (1)	136.3	122.7	16.1
Austria	126.9	122.0	129.3
Norway	124.2	126.6	121.7
Serbia (1)	117.5	108.2	13.6
Spain	82.7	78.6	75.1
Switzerland	80.4	80.1	74.4
Rest of Europe	384.7	359.6	267.2
Total external revenue by geography	3,044.5	2,939.7	2,606.6
(1) Sales included from acquisition date of September 30, 2021.

Non-current assets by geography

	December 31, 2023	December 31, 2022
	€m	€m
United Kingdom	159.5	140.1
Germany	134.9	139.0
Italy	64.5	63.4
Serbia	55.1	50.3
Croatia	50.3	41.8
Ireland	34.2	35.4
Norway	25.5	28.6
Sweden	22.3	22.1
Rest of Europe	71.8	70.4
Total non-current assets by geography	618.1	591.1
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area